Balance Sheet Components	12 Months Ended
Dec. 31, 2023
Balance Sheet Components
Balance Sheet Components
3.	Balance Sheet Components

Inventory

Inventory as of December 31, 2023 and 2022 consists of the following:

(in thousands)	2023	2022
Raw materials	$448	$182
Work-in-process	601	891
Finished goods	437	2,407
	$1,486	$3,480

Prepaid expenses and other assets

Prepaid expenses and other assets as of December 31, 2023 and 2022 consist of the following:

(in thousands)	2023	2022
IPO expenses	$1,643	$—
Intellectual property rights	761	861
Lease deposit	554	555
Prepaid expenses	433	799
Prepaid inventory	279	1,310
Other receivables	105	102
Costs incurred to fulfill a contract	12	39
	3,787	3,666
Less: Non-current assets	(881)	(993)
Prepaid expenses and other current assets	$2,906	$2,673

Property and equipment, net

Property and equipment, net as of December 31, 2023 and 2022 consists of the following:

(in thousands)	2023	2022
Production equipment	$14,887	$14,800
IT equipment	1,127	1,212
Furniture and fixtures	784	799
Leasehold improvements	293	388
Fixed assets in process	—	39
Total property and equipment	17,091	17,238
Less: accumulated depreciation and amortization	(16,319)	(16,127)
	$772	$1,111

Depreciation expense was approximately $640,000 and $518,000 for the years ended December 31, 2023 and 2022, respectively.

3.Balance Sheet Components, continued

Leases

The Company is obligated under finance leases covering certain IT equipment that expire at various dates during the next year.

The Company also has several noncancellable operating leases, primarily for office equipment and office space that expire over the next four years. The office space leases generally contain renewal options for periods ranging from two to four years. Due to the Company’s reasonable certainty regarding the exercise of these renewal options for the Korea office lease, the options have been considered in determining the lease term. Consequently, any associated potential option payments are included in lease payments. The Company’s leases generally do not include termination options for either party to the lease or restrictive financial or other covenants.

Payments due under the lease contracts include fixed payments plus, for many of the Company’s leases, variable payments. For office space leases, variable payments include payments for the Company’s proportionate share of the building’s property taxes, insurance, and common area maintenance. For office equipment leases for which the Company has elected not to separate lease and non-lease components, maintenance services are provided by the lessor at a fixed cost and are included in the fixed lease payments for the single, combined lease component. The Company also elected to discount its office equipment lease liabilities using a risk-free rate.

The components of lease expense for the years ended December 31, 2023 and 2022 were as follows:

(in thousands)	2023	2022
Operating lease expense	$772	$733
Finance lease expense
Amortization of right of use assets	14	18
Interest on lease liabilities	1	2
Total finance lease expense	15	20
	$787	$753

Other information related to leases for the years ended December 31, 2023 and 2022 was as follows:

(in thousands)	2023	2022
Supplemental cash flow information:
Cash paid for amounts included in the measurement of lease liabilities
Cash used in operations for operating leases	$766	$770
Cash used in operations for finance leases	1	2
Payments made on finance leases	17	24
ROU assets obtained in exchange for lease obligations:
Operating leases	1,476	826
Weighted average remaining lease term:
Operating leases	2.25 years	3.57 years
Finance leases	—	0.90 years
Weighted average discount rate:
Operating leases	4.66%	4.00%
Finance leases	—	9.70%

3.Balance Sheet Components, continued

Leases, continued

Amounts disclosed for ROU assets obtained in exchange for lease obligations include amounts added to the carrying amount of ROU assets resulting from lease modifications and reassessments.

Maturities of lease liabilities under noncancellable leases as of December 31, 2023 are as follows:

Operating
(in thousands)	leases
2024	$743
2025	712
2026	169
Total undiscounted lease payments	1,624
Less: imputed interest	(94)
Total lease liabilities	$1,530

Intangibles, net

Intangibles, net as of December 31, 2023 and 2022 consist of the following:

(in thousands)	2023	2022
Intellectual properties	$1,118	$943
Intangible assets in process	—	180
Total acquired intangibles	1,118	1,123
Less: accumulated amortization	(873)	(451)
	$245	$672

Amortization expense was approximately $422,000 and $147,000 for the years ended December 31, 2023 and 2022, respectively.

Accrued and other current liabilities

Accrued and other current liabilities as of December 31, 2023 and 2022 consist of the following:

(in thousands)	2023	2022
Payroll and related expenses	$10,038	$6,635
Accrued payables	6,319	2,233
Royalty and license fee	58	37
Professional fees	499	479
Current portion of interest payable	6,915	2,944
Product warranty	55	64
Other	72	104
	$23,956	$12,496

3.Balance Sheet Components, continued

Other liabilities

Other liabilities as of December 31, 2023 and 2022 consist of the following:

(in thousands)	2023	2022
Severance payments liability	$92	$76
Interest payable	16	—
	$108	$76